Related Party Balances and Transactions - Schedule of Amount Due from (to) Related Parties (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Due from Star Capital [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 12,295,575	$ 1,580,428
Due from Ginger [Member]
Related Party Transaction [Line Items]
Due from related parties	20,865	2,682
Due from NEXX [Member]
Related Party Transaction [Line Items]
Due from related parties	285,787	36,734
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	12,602,227	1,619,844
Due to related parties	2,167,267	278,573	1,648,401
Due to Star Capital [Member]
Related Party Transaction [Line Items]
Due to related parties			5,150
Due to Mr. Liang [Member]
Related Party Transaction [Line Items]
Due to related parties	1,197,517	153,924	734,485
Due to Mr. Chiu [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 969,750	$ 124,649	$ 908,766